Acquisitions Acquisitions - Purchase Price (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Ipsogen [Member]	Dec. 31, 2012 Cellestis [Member]	Aug. 29, 2011 Cellestis [Member]	May 03, 2012 AmniSure [Member]	Dec. 31, 2012 Developed Technology, Licenses, and Know How [Member] Ipsogen [Member]	Dec. 31, 2012 Developed Technology, Licenses, and Know How [Member] Cellestis [Member]	May 03, 2012 Developed Technology, Licenses, and Know How [Member] AmniSure [Member]	Dec. 31, 2012 Customer Relationships [Member] Ipsogen [Member]	Dec. 31, 2012 Customer Relationships [Member] Cellestis [Member]	May 03, 2012 Customer Relationships [Member] AmniSure [Member]	Dec. 31, 2012 Trade Names [Member] Ipsogen [Member]	Dec. 31, 2012 Trade Names [Member] Cellestis [Member]	May 03, 2012 Trade Names [Member] AmniSure [Member]	May 03, 2012 In Process Research and Development [Member] AmniSure [Member]
Business Acquisition [Line Items]
Cash consideration paid				$ 57,436	$ 372,452	$ 372,500	$ 101,415
Fair value of remaining shares				42,437
Fair value of contingent consideration	19,000						4,530
Purchase price				99,873	372,452		105,945
Working capital				15,284	18,465		5,297
Deferred tax asset of acquired NOLs				8,997
Fixed and other long-term assets				2,429	1,112		267
Intangible assets								44,500	67,500	28,941	11,000	48,800	25,520	1,400	12,000	2,692	4,522
Goodwill	1,759,898	1,733,722	1,352,281	37,500	258,886		44,369
Deferred tax liability on fair value of identifiable intangible assets acquired				(19,325)	(34,079)		(5,202)
Long-term liabilities assumed				(1,912)	(232)		(461)
Assets acquired, goodwill, and liabilities assumed, net				$ 99,873	$ 372,452		$ 105,945